Schedule of Fair Value, Liabilities Measured On Recurring Basis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Liability- Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Derivative Liability- Warrants	$ 315,855	$ 315,855
Series D Warrant reclass from equity to liability	509,762
Warrants issued with modification of Horne Note	198,994	198,994
Warrants issued with April 17, 2020 financing	6,148,816	6,148,816
Fair value adjustments	(2,986,853)	(2,986,853)	(827,260)
Warrant reclassification from liability equity classification	(4,186,574)	(4,186,576)
Ending balance, Derivative Liability- Warrants			315,855
Redemption Put Liability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance. Redemption Put Liability	267,399	267,399
Issuance of Series D Convertible Preferred Stock	5,306	5,305
Fair value adjustments	(272,705)	(272,704)	(346,696)
Ending balance			$ 267,399